Cover	May 07, 2021	May 06, 2021
Affiliate, Collateralized Security [Line Items]
Document Type		8-K
Amendment Flag		false
Document Period End Date	May 07, 2021
Entity File Number		001-38306
Entity Registrant Name		LEISURE ACQUISITION CORP.
Entity Central Index Key		0001716947
Entity Tax Identification Number		82-2755287
Entity Incorporation, State or Country Code		DE
Entity Address, Address Line One		250 West 57th Street
Entity Address, Address Line Two		Suite 415
Entity Address, City or Town		New York
Entity Address, State or Province		NY
Entity Address, Postal Zip Code		10107
City Area Code		(646)
Local Phone Number		565-6940
Written Communications		true
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		true
Elected Not To Use the Extended Transition Period		false
Entity Information, Former Legal or Registered Name		Not Applicable
Common Stock, par value $0.0001 per share
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security		Common Stock, par value $0.0001 per share
Trading Symbol		LACQ
Security Exchange Name		NASDAQ
Warrants to purchase one share of Common Stock
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security		Warrants to purchase one share of Common Stock
Trading Symbol		LACQW
Security Exchange Name		NASDAQ
Units, each consisting of one share of Common Stock and one-half of one Warrant
Affiliate, Collateralized Security [Line Items]
Title of 12(b) Security		Units, each consisting of one share of Common Stock and one-half of one Warrant
Trading Symbol		LACQU
Security Exchange Name		NASDAQ